Acquisitions - Pending acquisition (Details) - Deseret Wellness LLC - Subsequent events $ in Millions	Apr. 06, 2023 USD ($) location
Business Acquisition [Line Items]
Acquisition value | $	$ 20
Number of retail cannabis dispensary locations | location	3